7. Share-based payments (Details 1) - shares	Jun. 30, 2017	Dec. 31, 2016
Common stock shares issued	650,000	650,000
Nonemployee Common stock [Member] | Condition One [Member]
Common stock shares issued	500,000	500,000
Nonemployee Common stock [Member] | Condition Two [Member]
Common stock shares issued	150,000	150,000